Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 03, 2024
Entity Registrant Name	Burke & Herbert Financial Services Corp.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-41633
Entity Tax Identification Number	92-0289417
Entity Address, Address Line One	100 S. Fairfax Street
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22314
City Area Code	703
Local Phone Number	666-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.50
Trading Symbol	BHRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001964333
Amendment Description	This Amendment No. 1 to Form 8-K (this “Amendment”) is an amendment to the Current Report on Form 8-K filed by Burke & Herbert Financial Corporation (the “Company”) on May 3, 2024 (the “Original Form 8-K”) concerning, among other things, the appointment of Oscar M. Bean, James P. Geary, II, Georgette R. George, Gary L. Hinkle, Jason A. Kitzmiller, H. Charles Maddy, III, Charles S. Piccirillo, and Jill S. Upson as members of the Company’s Board of Directors (the “Board”). This Amendment is being filed in accordance with Instruction No. 2 to Item 5.02 of Form 8-K solely for the purpose of disclosing the appointments of certain of such directors to certain committees of the Board. This Amendment adds to and does not otherwise amend or change any other disclosure contained in the Original Form 8-K, including the disclosure in Item 5.02 of the Original Form 8-K.